Discontinued Operations - Narrative (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of analysis of single amount of discontinued operations [abstract]
Reclassification of cumulative foreign currency translation of discontinued foreign operations	$ 866,674	$ 0	[1]

[1]	Comparative period has been revised to reflect current period presentation